Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization
Schedule of company's major subsidiaries, consolidated VIE and the subsidiary of the VIE

As of December 31, 2020, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited (“Walnut HK”)	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. (“Hangzhou Weimi” or the “WFOE”)	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd.	January 25,2018	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. (“Hangzhou Aimi” or the “VIE”)	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. (“Shanghai Xunmeng”)	January 9, 2014	PRC	—	100%	E-commerce platform

Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,816,894	3,593,192	550,681
Restricted cash	27,528,793	52,148,852	7,992,161
Receivables from online payment platforms	1,050,974	726,063	111,274
Short-term investments	6,560,665	7,026,442	1,076,849
Amounts due from related parties (i)	2,360,267	3,999,612	612,967
Amounts due from Group companies	3,337,273	9,932,418	1,522,210
Prepayments and other current assets	295,377	4,062,849	622,659
Total current assets	43,950,243	81,489,428	12,488,801

Non-current assets
Property, equipment and software, net	27,719	186,403	28,568
Right-of-use assets	452,883	468,387	71,783
Other non-current assets	60,306	4,380,476	671,337
Total non-current assets	540,908	5,035,266	771,688
Total assets	44,491,151	86,524,694	13,260,489

	As of December 31,
	2019	2020
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to related parties (i)	1,502,892	3,385,863	518,906
Amounts due to Group companies	5,393,858	9,759,506	1,495,710
Customer advances and deferred revenues	605,969	2,422,907	371,327
Payable to merchants	29,657,227	53,417,259	8,186,553
Accrued expenses and other liabilities	3,420,728	6,999,827	1,072,770
Merchant deposits	7,840,912	10,926,319	1,674,532
Short-term borrowings	898,748	1,866,316	286,025
Lease liabilities	90,523	134,131	20,556
Total current liabilities	49,410,857	88,912,128	13,626,379
Lease liabilities	382,673	366,834	56,220
Total non-current liabilities	382,673	366,834	56,220
Total liabilities	49,793,530	89,278,962	13,682,599

1.    Organization (Continued)

The VIE agreements (Continued)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues from
Group companies	298,415	2,244,429	12,602,673	1,931,444
External	10,136,874	17,630,903	38,749,188	5,938,573
Net revenues	10,435,289	19,875,332	51,351,861	7,870,017
Net (loss)/income	(1,552,789)	(3,611,656)	2,552,665	391,213

(i)     Information with respect to related parties is discussed in Note 18.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash generated from operating activities	8,984,498	11,139,572	29,379,799	4,502,651
Net cash used in investing activities	(1,147,101)	(5,249,046)	(11,802,074)	(1,808,747)
Net cash provided by financing activities	507,767	4,546,481	7,818,632	1,198,258
Net increase in cash, cash equivalents and restricted cash	8,345,164	10,437,007	25,396,357	3,892,162